MERGER AND ACQUISITIONS - Estimated Fair Values of Major Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013	May. 28, 2013
Business Acquisition [Line Items]
Goodwill	$ 7,275.5	$ 7,562.7
GQ [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 3.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			20.4
Total identifiable net assets			(10.8)
Goodwill			$ 92.6